LEASE - Weighted Average Remaining Lease Term and Discount Rate (Details)	Mar. 31, 2024	Sep. 30, 2023
LEASE
Remaining Lease Term Operating Lease	1 year 9 months	2 years 3 months
Discount rate	5.50%	5.50%